Consolidated Statements of Cash Flows (Unaudited) (Parenthetical)	12 Months Ended
Dec. 31, 2016 USD ($)
Statement of Cash Flows [Abstract]
Payments from sale of series 2 convertible preferred stock	$ 1,519,339